                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-5950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 3/31/05

               Date of Reporting Period: Fiscal year ended 3/31/05

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Tax-Free Instruments Trust

Established 1981

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

March 31, 2005

Investment Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND FUND OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Investment Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.004	0.010	0.018	0.034
Less Distributions:
Distributions from net investment income	(0.008)	(0.004)	(0.010)	(0.018)	(0.034)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.75%	0.39%	0.83%	1.77%	3.52%

Ratios to Average Net Assets:
Expenses	0.75%	0.75%	0.75%	0.74%	0.74%
Net investment income	0.76%	0.39%	0.81%	1.72%	3.46%
Expense waiver/reimbursement [2]	0.17%	0.16%	0.16%	0.15%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,511,672	$2,461,922	$2,239,708	$2,012,410	$1,909,380

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.006	0.008	0.019	0.036
Less Distributions:
Distributions from net investment income	(0.009)	(0.006)	(0.008)	(0.019)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.92%	0.56%	0.98%	1.92%	3.67%

Ratios to Average Net Assets:
Expenses	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	0.92%	0.55%	0.97%	1.86%	3.60%
Expense waiver/reimbursement [2]	0.27%	0.26%	0.30%	0.30%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$220,681	$209,039	$375,724	$382,331	$401,942

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2004	Ending Account Value 3/31/2005	Expenses Paid During Period	[1]
Actual:
Investment Shares	$1,000	$1,005.20	$3.75
Institutional Service Shares	$1,000	$1,006.10	$2.90
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,021.19	$3.78
Institutional Service Shares	$1,000	$1,022.04	$2.92

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Investment Shares	0.75%
Institutional Service Shares	0.58%

Portfolio of Investments Summary Tables

At March 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	74.6%
Municipal Notes	21.3%
Commercial Paper	4.1%
TOTAL	100.0%

At March 31, 2005, the Fund's credit quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	50.4%	Prime-1	90.0%
A-1	39.2%
A-2	2.2%	Prime-2	0.5%
Not rated by S&P	8.2%	Not rated by Moody's	9.5%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 7.6% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

At March 31, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	75.4%
8-30 Days	3.8%
31-90 Days	2.9%
91-180 Days	12.2%
181 Days or More	5.7%
TOTAL	100.0%

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

March 31, 2005

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.2%
		Alabama--0.3%
$8,000,000		Jefferson County, AL, Sewer System, Warrants, (Series 2002 C-3) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ)	$8,000,000
		Arizona--1.1%
4,425,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	4,425,000
5,985,000		Maricopa County, AZ, IDA, (Series 1984), Weekly VRDNs (Gannett Co., Inc.)	5,985,000
1,000,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments, LP)/(FNMA LOC)	1,000,000
5,000,000	[1]	Maricopa County, AZ, IDA, PUTTERs (Series 420) Weekly VRDNs (Catholic Healthcare West)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC)	5,000,000
7,325,000	[1]	Phoenix, AZ IDA, (PT-479) Weekly VRDNs (Sunset Ranch Apartments)/(FHLMC GTD)/(FHLMC LIQ)	7,325,000
125,000		Pima County, AZ IDA Weekly VRDNs (A & P Investments)/(J.P. Morgan Chase Bank, N.A. LOC)	125,000
4,292,561		Pima County, AZ IDA Weekly VRDNs (BJR Investments, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	4,292,561
1,595,000		Pima County, AZ IDA, (Series 2000A), Weekly VRDNs (Broadway Proper Congregate)/(State Street Bank and Trust Co. LOC)	1,595,000
		TOTAL	29,747,561
		Arkansas--0.0%
1,000,000		Arkansas Development Finance Authority, (Series 2001) Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank N.A. LOC)	1,000,000
		California--4.0%
7,150,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-1) Weekly VRDNs (Dexia Credit Local LOC)	7,150,000
1,210,000	[1]	California State Public Works Board, Variable Rate Certificates (Series 2000B) Weekly VRDNs (Regents of University of California)/ (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	1,210,000
49,000,000		California State, 3.00% RANs, 6/30/2005	49,150,964
10,000,000	[1]	California Statewide Communities Development Authority, (Series 2004 FR/RI-FI5) Weekly VRDNs (CHF-Irvine LLC)/ (Lehman Brothers Holdings, Inc. SWP)	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		California--continued
$9,400,000		California Statewide Communities Development Authority, (Series 2004K), 1.90% CP (Kaiser Permanente), Mandatory Tender 4/8/2005	$9,400,000
19,000,000	[1]	Clipper Tax-Exempt Certificates Trust (California Non-AMT) (Series 2004-7) Weekly VRDNs (California State Fiscal Recovery Fund)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ)	19,000,000
1,467,821	[1]	Koch Floating Rate Trust (California Non-AMT) (Series 1998-1) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	1,467,821
12,000,000	[1]	Los Angeles, CA Unified School District, ROCs (Series 35) Weekly VRDNs (FGIC INS)/(Citibank N.A., New York LIQ)	12,000,000
		TOTAL	109,378,785
		Colorado--3.6%
3,225,000	[1]	Colorado Department of Transportation, ROCs (Series 4046) Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,225,000
1,500,000		Colorado Health Facilities Authority, (Series 1998 F) Weekly VRDNs (Developmental Disabilities Center)/(J.P. Morgan Chase Bank, N.A. LOC)	1,500,000
2,410,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Services, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	2,410,000
135,000		Colorado Health Facilities Authority, (Series 1998E) Weekly VRDNs (Arkansas Valley)/(J.P. Morgan Chase Bank, N.A. LOC)	135,000
590,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC)	590,000
1,300,000		Colorado Postsecondary Educational Facilities, (Series 1997) Weekly VRDNs (Waldorf School Association of Boulder, Inc. - Shining Mountain Waldorf School)/(Key Bank, N.A. LOC)	1,300,000
800,000		Colorado Springs, CO, Utility System, IDRBs (Series 1996) Weekly VRDNs (Micro Metals, Inc.)/(U.S. Bank, N.A. LOC)	800,000
18,745,000	[1]	Colorado State, TRANs (Series 2004 FR/RI-L49J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	18,745,000
40,000,000	[1]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	40,000,000
3,835,000		Mesa County, CO, (Series 1996) Weekly VRDNs (3D Systems Corp.)/ (Wells Fargo Bank Minnesota N.A. LOC)	3,835,000
8,705,000		Moffat County, CO, PCR (Series 1984) Weekly VRDNs (Tri-State Generation and Transmission Association)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	8,705,000
17,125,000		Traer Creek Metropolitan District, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC)	17,125,000
		TOTAL	98,370,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Connecticut--4.5%
$2,500,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(J.P. Morgan Chase Bank, N.A. LOC)	$2,500,000
5,300,000		Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC)	5,300,000
4,000,000		Connecticut Development Authority Health Care Revenue, (Series 1999) Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC)	4,000,000
4,600,000		Connecticut Development Authority, (Series 1999), 1.90% CP (New England Power Co.), Mandatory Tender 4/7/2005	4,600,000
8,500,000		Connecticut State HEFA, (Series 2004-B) Weekly VRDNs (Eastern Connecticut Health Network)/(Comerica Bank LOC)	8,500,000
7,400,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Boys & Girls Club of Greenwich)/(Allied Irish Banks PLC LOC)	7,400,000
3,800,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Ethel Walker School)/(Allied Irish Banks PLC LOC)	3,800,000
6,000,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hartford Hospital)/(Fleet National Bank LOC)	6,000,000
14,000,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ)	14,000,000
2,000,000		Connecticut State HEFA, (Series M) Weekly VRDNs (St. Raphael Hospital)/(KBC Bank NV LOC)	2,000,000
20,000,000		Connecticut State HEFA, (Series S), 1.90% CP (Yale University), Mandatory Tender 4/8/2005	20,000,000
9,745,000	[1]	Connecticut State HFA, Variable Rate Certificates (Series 1998S), 1.675% TOBs (Bank of America N.A. LIQ), Optional Tender 9/1/2005	9,745,000
13,315,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (2003 Series 1) Weekly VRDNs (AMBAC INS)/(WestLB AG GTD LIQ)	13,315,000
2,500,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ)	2,500,000
6,120,000		New Britain, CT, (Series 1999) Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	6,120,000
6,915,000		New Britain, CT, (Series 2000B) Weekly VRDNs (AMBAC INS)/ (Bank of Nova Scotia, Toronto LIQ)	6,915,000
6,260,000		New Britain, CT, 4.00% BANs, 4/6/2006	6,335,683
		TOTAL	123,030,683
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		District of Columbia--1.8%
$6,320,000	[1]	District of Columbia HFA, Roaring Fork (Series 1999-2) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	$6,320,000
8,330,000	[1]	District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11), 2.11% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	8,330,000
18,330,000	[1]	District of Columbia, (PT-372A), 1.35% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/21/2005	18,330,000
11,260,000	[1]	District of Columbia, (PT-372B), 1.35% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/21/2005	11,260,000
6,240,000		District of Columbia, (Series 1997) Weekly VRDNs (Children's Defense Fund)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,240,000
		TOTAL	50,480,000
		Florida--0.8%
3,700,000		Florida HFA, (1985 Series SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC)	3,700,000
5,460,000	[1]	Florida Housing Finance Corp., (PT-1345) Weekly VRDNs (Lake Forest Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,460,000
6,000,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory Tender 9/1/2005	6,037,093
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/ (Heinz (H.J.) Co. GTD)	3,800,000
1,800,000		Palm Beach County, FL, (Series 2000) Weekly VRDNs (Norton Gallery and School of Art, Inc.)/(Bank of America N.A. LOC)	1,800,000
		TOTAL	20,797,093
		Georgia--2.7%
5,000,000	[1]	Atlanta, GA Airport General Revenue, (PA-916R), 1.77% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/7/2005	5,000,000
10,000,000	[1]	Atlanta, GA Water & Wastewater, (ROCs Series 324) Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	10,000,000
8,330,000		Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC)	8,330,000
35,600,000		Georgia State Municipal Gas Authority, (Series B) Weekly VRDNs (Bayerische Landesbank Girozentrale, Credit Suisse First Boston, J.P. Morgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs)	35,600,000
12,000,000		Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	12,000,000
4,050,000		Newnan, GA Housing Authority, (Series 2002) Weekly VRDNs (Summit Point Apartments)/(Columbus Bank and Trust Co., GA LOC)	4,050,000
		TOTAL	74,980,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Hawaii--1.2%
$4,675,000	[1]	Clipper Tax-Exempt Certificates Trust (Hawaii AMT) (Series 1998-7) Weekly VRDNs (Hawaii Finance and Development Corp.)/(FNMA COL)/ (State Street Bank and Trust Co. LIQ)	$4,675,000
2,045,000	[1]	Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15) Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ)	2,045,000
7,500,000		Hawaii State Department of Budget & Finance, (Series 2004B-1) Weekly VRDNs (Hawaii Pacific Health)/(Radian Asset Assurance INS)/(Bank of Nova Scotia, Toronto LIQ)	7,500,000
11,900,000	[1]	Hawaii State, (Series 2001-738) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	11,900,000
7,670,000	[1]	Hawaii State, ROCs (Series 1044) Weekly VRDNs (FSA INS)/ (Citigroup Global Markets Holdings, Inc. LIQ)	7,670,000
		TOTAL	33,790,000
		Illinois--7.1%
10,000,000	[1]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 1998-14) Weekly VRDNs (Cook County, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	10,000,000
24,000,000		Chicago, IL Board of Education, (Series 2004D) Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ)	24,000,000
4,950,000	[1]	Chicago, IL O'Hare International Airport, MERLOTS (Series 2002 A25) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	4,950,000
16,125,000	[1]	Chicago, IL Park District, Floater Certificates (Series 2001-564) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	16,125,000
5,850,000		Chicago, IL Water Revenue, (Series 2004) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ)	5,850,000
16,500,000		Chicago, IL, (Series 2003 B-1) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	16,500,000
10,000,000	[1]	Chicago, IL, Variable Rate Certificates (Series 1998M) Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	10,000,000
30,300,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	30,300,000
3,845,000		Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Loyola Academy)/(J.P. Morgan Chase Bank, N.A. LOC)	3,845,000
1,000,000		Illinois Development Finance Authority, IDB Weekly VRDNs (Aurora Central Catholic High School)/(Allied Irish Banks PLC LOC)	1,000,000
4,170,000		Illinois Development Finance Authority, IDB, (Series 1995) Weekly VRDNs (St. Paul's House)/(Lasalle Bank, N.A. LOC)	4,170,000
2,675,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Kohl Children's Museum of Greater Chicago, Inc.)/(Fifth Third Bank, Cincinnati LOC)	2,675,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Illinois--continued
$5,000,000		Illinois Health Facilities Authority, (Series 2003) Weekly VRDNs (Herman M. Finch University)/(J.P. Morgan Chase Bank, N.A. LOC)	$5,000,000
1,200,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	1,200,000
5,555,000	[1]	Illinois State, (Series 2001-636) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	5,555,000
22,495,000	[1]	Illinois State, Class A Certificates (Series 2002-189) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ)	22,495,000
900,000		Naperville, IL, Economic Development Revenue Refunding Bonds (Series 1994) Weekly VRDNs (Independence Village Associates Ltd. Project)/(U.S. Bank, N.A. LOC)	900,000
7,045,000	[1]	Regional Transportation Authority, IL, AUSTIN (Series 2003C) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	7,045,000
8,835,000	[1]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A48) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	8,835,000
9,935,000	[1]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A24) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	9,935,000
4,000,000		Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse First Boston LOC)	4,000,000
		TOTAL	194,380,000
		Indiana--2.7%
8,850,000		Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC)	8,850,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/ (U.S. Bank, N.A. LOC)	9,500,000
1,845,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank Minnesota N.A. LOC)	1,845,000
7,200,000		Hamilton Southeastern, IN School Corp., 3.25% TANs, 12/30/2005	7,244,742
3,100,000		Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC)	3,100,000
1,335,000	[1]	Indiana State HFA, MERLOTS (Series 2001-A2) Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,335,000
3,935,000		Jasper County, IN EDA, (Series 1998A) Weekly VRDNs (Oak Grove Christian Retirement Village, Inc.)/(Fifth Third Bank, Cincinnati LOC)	3,935,000
7,000,000		Richmond, IN, EDA Weekly VRDNs (Gannett Co., Inc.)	7,000,000
17,300,000		Tippecanoe, IN School Corp., 3.25% TANs, 12/30/2005	17,420,194
7,588,500		Valparaiso, IN, Community Schools, 3.25% TANs, 12/31/2005	7,641,374
5,160,000		Winona Lake, IN, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC)	5,160,000
		TOTAL	73,031,310
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Iowa--0.3%
$6,915,000		Iowa Falls, IA, (Series 1998) Weekly VRDNs (Christensen Farms Midwest LLC)/(Harris Trust & Savings Bank, Chicago LOC)	$6,915,000
550,000		Iowa Finance Authority, (Series 1996) Weekly VRDNs (Wittern Realty, Inc. Project)/(Wells Fargo Bank Minnesota N.A. LOC)	550,000
		TOTAL	7,465,000
		Kansas--0.3%
6,000,000		Manhattan, KS, IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/ (Key Bank, N.A. LOC)	6,000,000
1,730,000	[1]	Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	1,730,000
		TOTAL	7,730,000
		Kentucky--0.5%
3,940,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris Trust & Savings Bank, Chicago LOC)	3,940,000
7,259,000	[1]	Kentucky Turnpike Authority, Floater Certificates (2001-567) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	7,259,000
2,645,000		Wilmore, KY, (Series 1999) Weekly VRDNs (United Methodist Retirement Community, Inc.)/(Allied Irish Banks PLC LOC)	2,645,000
		TOTAL	13,844,000
		Louisiana--1.4%
6,000,000	[1]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT) (Series 2002-17) Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	6,000,000
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC)	3,000,000
12,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2002) Weekly VRDNs (Isidore Newman School)/(SunTrust Bank LOC)	12,000,000
12,975,000	[1]	Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004 FR/RI-F4) Weekly VRDNs (Carlyle Apartments)/(Lehman Brothers Holdings, Inc. SWP)	12,975,000
5,100,000		Louisiana State University and Agricultural and Mechanical College, (Series 2000) Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	5,100,000
		TOTAL	39,075,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Maryland--0.7%
$4,620,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	$4,620,000
490,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2001C) Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	490,000
15,000,000		Montgomery County, MD EDA, (Series 2004) Weekly VRDNs (Riderwood Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	15,000,000
		TOTAL	20,110,000
		Massachusetts--12.4%
12,000,000	[1]	ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT) (Series 1998-12) Weekly VRDNs (Massachusetts Water Resources Authority)/ (MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	12,000,000
25,360,000	[1]	ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT) (Series 2000-2) Weekly VRDNs (Massachusetts Water Resources Authority)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	25,360,000
14,926,000	[1]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT) (Series 2000-2), 2.12% TOBs (Massachusetts Turnpike Authority)/ (MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 8/11/2005	14,926,000
9,500,000	[1]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT) (Series 2001-4), 2.30% TOBs (Massachusetts Turnpike Authority)/ (MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/8/2005	9,500,000
15,000,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	15,000,000
1,950,000	[1]	Commonwealth of Massachusetts, MACON (Series 2005C) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ)	1,950,000
22,705,000	[1]	Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly VRDNs (FGIC, FSA INS)/ (J.P. Morgan Chase Bank, N.A. LIQs)	22,705,000
10,000,000		Lawrence, MA, 3.25% BANs, 12/22/2005	10,070,982
11,500,000	[1]	Massachusetts Bay Transit Authority Assessment Bonds, TICs/TOCs (Series 2004-D) Weekly VRDNs (Goldman Sachs Group, Inc. LIQ)	11,500,000
4,000,000	[1]	Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series 2000H) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	4,000,000
18,245,000	[1]	Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs (Series 442) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)	18,245,000
4,150,000		Massachusetts Development Finance Agency Weekly VRDNs (YOU, Inc.)/(Lloyds TSB Bank PLC, London LOC)	4,150,000
10,265,000		Massachusetts Development Finance Agency, (Series 2000) Weekly VRDNs (Wentworth Institute of Technology, Inc.)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	10,265,000
7,120,000		Massachusetts Development Finance Agency, (Series 2001) Weekly VRDNs (The Children's Museum)/(Citizens Bank of Massachusetts LOC)	7,120,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Massachusetts--continued
$8,500,000		Massachusetts Development Finance Agency, (Series 2002) Weekly VRDNs (Gordon College)/(Citizens Bank of Massachusetts LOC)	$8,500,000
12,570,000		Massachusetts Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Bank of New York LOC)	12,570,000
5,360,000		Massachusetts Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College High School)/(Citizens Bank of Massachusetts LOC)	5,360,000
1,400,000		Massachusetts Development Finance Agency, (Series 2004) Weekly VRDNs (Thayer Academy)/(Allied Irish Banks PLC LOC)	1,400,000
10,000,000		Massachusetts Development Finance Agency, (Series 2004A) Weekly VRDNs (Northfield Mount Hermon School)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ)	10,000,000
5,000,000		Massachusetts Development Finance Agency, (Series 2005) Weekly VRDNs (ISO New England, Inc.)/(Key Bank, N.A. LOC)	5,000,000
20,000,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Fleet National Bank LIQ)	20,000,000
4,000,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(Comerica Bank LOC)	4,000,000
3,245,000		Massachusetts HEFA, (Series E) Weekly VRDNs (Simmons College)/(AMBAC INS)/(Fleet National Bank LIQ)	3,245,000
5,095,000		Massachusetts HEFA, (Series Q-1) Weekly VRDNs (Boston University)/ (XL Capital Assurance Inc. INS)/(Fleet National Bank LIQ)	5,095,000
10,170,000	[1]	Massachusetts HEFA, MERLOTS (Series 2000-T) Weekly VRDNs (Simmons College)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	10,170,000
1,500,000		Massachusetts IFA, (Series 1994) Weekly VRDNs (Nova Realty Trust)/ (Fleet National Bank LOC)	1,500,000
12,680,000		Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/ (Fleet National Bank LOC)	12,680,000
2,900,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(Citizens Bank of Massachusetts LOC)	2,900,000
10,960,000		Massachusetts IFA, (Series 1997) Weekly VRDNs (Mount Ida College)/ (Fleet National Bank LOC)	10,960,000
5,465,000		Massachusetts IFA, (Series 1998A) Weekly VRDNs (JHC Assisted Living Corp.)/(SunTrust Bank LOC)	5,465,000
960,000		Massachusetts IFA, (Series B) Weekly VRDNs (Williston North Hampton School)/(Fleet National Bank LOC)	960,000
5,500,000	[1]	Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674) Weekly VRDNs (MBIA Insurance Corp. INS)/ (Morgan Stanley LIQ)	5,500,000
5,130,000	[1]	Massachusetts State College Building Authority, MERLOTS (Series 2000-B11) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	5,130,000
10,000,000	[1]	Massachusetts State HFA, MERLOTS (Series 1999H) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Massachusetts--continued
$1,000,000	[1]	Massachusetts State HFA, (PT-162) Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)	$1,000,000
2,855,000	[1]	Massachusetts Turnpike Authority, Floater Certificates (Series 2000-335) Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	2,855,000
5,090,000	[1]	Massachusetts Water Pollution Abatement Trust Pool, (PT-1185) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	5,090,000
1,100,000	[1]	Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N) Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,100,000
3,000,000		Milford, MA, 2.00% BANs, 4/18/2005	3,001,173
17,253,777		New Bedford, MA, 3.25% BANs, 2/24/2006	17,379,783
		TOTAL	337,652,938
		Minnesota--0.2%
3,000,000	[1]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT) (Series 2000-8) Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	3,000,000
830,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/ (Wells Fargo Bank Minnesota N.A. LOC)	830,000
465,000		New Hope, MN, (Series 1994) Weekly VRDNs (National Beauty)/ (Wells Fargo Bank Minnesota N.A. LOC)	465,000
		TOTAL	4,295,000
		Mississippi--0.7%
5,560,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners, LP)/(FNMA LOC)	5,560,000
9,975,000	[1]	Mississippi Hospital Equipment & Facilities Authority, (Series 2004 FR/RI-L70) Weekly VRDNs (Baptist Memorial Healthcare)/(Lehman Brothers Holdings, Inc. LIQ)	9,975,000
4,335,000	[1]	Mississippi State, ROCs (Series 1043) Weekly VRDNs (FGIC INS)/ (Citigroup Global Markets Holdings, Inc. LIQ)	4,335,000
		TOTAL	19,870,000
		Missouri--0.8%
6,847,000		Branson Creek, MO Community Improvement District, Special Assessment Bonds (Series 2002) Weekly VRDNs (Union Planters Bank, N.A., Memphis, TN LOC)	6,847,000
1,850,000		Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,850,000
8,000,000		Missouri State HEFA, (Series 2000) Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	8,000,000
5,900,000		Missouri State HEFA, (Series 2002) Weekly VRDNs (Barstow School)/ (Commerce Bank, N.A., Kansas City LOC)	5,900,000
		TOTAL	22,597,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Multi State--9.4%
$20,150,688	[1]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	$20,150,688
5,770,000	[1]	Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	5,770,000
34,300,000	[1]	Charter Mac Floater Certificates Trust I, (Nat-1 Series) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Credit Local, Fleet National Bank, KBC Bank NV, Landesbank Baden-Wuerttemberg, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs)	34,300,000
22,500,000	[1]	Charter Mac Floater Certificates Trust I, (Nat-2 Series) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Credit Local, Fleet National Bank, KBC Bank NV, Landesbank Baden-Wuerttemberg, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs)	22,500,000
33,512,000	[1]	Clipper Tax-Exempt Certificates Trust (AMT MultiState) (Series 1999-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	33,512,000
31,228,000	[1]	Clipper Tax-Exempt Certificates Trust (AMT Multistate) (Series 2002-09) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs)	31,228,000
22,000,000	[1]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT) (Series 2003-05) Weekly VRDNs (FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs)	22,000,000
8,550,000	[1]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT) (Series 2003-13) Weekly VRDNs (FGIC, FSA INS) and State Street Bank and Trust Co. LIQs)	8,550,000
13,255,422	[1]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT) (Series 2004-02) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	13,255,422
27,219,000	[1]	Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate) (Series 1998-2) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	27,219,000
2,237,421	[1]	Koch Floating Rate Trust (Multistate Non-AMT) (Series 1999-2) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	2,237,421
7,799,026	[1]	Koch Floating Rate Trust (Multistate Non-AMT) (Series 2000-1) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	7,799,026
16,418,707	[1]	Koch Floating Rate Trust (Multistate Non-AMT) (Series 2001-1) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	16,418,707
10,825,000	[1]	TICs/TOCs MuniMae Trust (Series 2002-1M) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale and Landesbank Baden-Wuerttemberg LIQs)	10,825,000
		TOTAL	255,765,264
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Nebraska--0.6%
$9,100,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(Lasalle Bank, N.A. LOC)	$9,100,000
770,000		Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	770,000
615,000		Douglas County, NE, Industrial Development Revenue Refunding Bonds (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing Project)/ (J.P. Morgan Chase Bank, N.A. LOC)	615,000
439,000		Nebraska Investment Finance Authority, (Series 2001 F) Weekly VRDNs (FHLB of Topeka LIQ)	439,000
6,440,000	[1]	Nebraska Investment Finance Authority, MERLOTS (Series 1999A) Weekly VRDNs (Wachovia Bank N.A. LIQ)	6,440,000
		TOTAL	17,364,000
		New Hampshire--0.2%
3,660,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2003) Weekly VRDNs (RiverWoods at Exeter)/(Fleet National Bank LOC)	3,660,000
1,215,000	[1]	New Hampshire State HFA, MERLOTS (Series 2002-A4) Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,215,000
		TOTAL	4,875,000
		New Jersey--5.1%
4,542,217		Barnegat, NJ, 2.25% BANs, 6/3/2005	4,546,433
1,475,521		Barnegat, NJ, 3.00% BANs, 6/30/2005	1,480,183
5,888,057		Beachwood, NJ, 2.75% BANs, 9/1/2005	5,914,022
1,933,250		Bethlehem Township, NJ, 3.00% BANs, 6/22/2005	1,938,789
20,550,000		East Rutherford Borough, NJ, 2.75% BANs, 8/19/2005	20,635,285
4,665,000		Gloucester Township, NJ, 3.00% BANs, 8/2/2005	4,677,458
5,729,273		Hillsdale Borough, NJ, 3.50% BANs, 3/31/2006	5,765,425
4,875,750		Lacey Township, NJ, 2.75% BANs, 8/12/2005	4,894,082
2,400,700		Little Egg Harbor Township, NJ, 3.75% BANs, 4/5/2006	2,420,530
7,000,000		Margate, NJ, 2.40% BANs, 6/8/2005	7,004,324
2,998,000		Matawan Borough, NJ, 3.35% BANs, 2/14/2006	3,021,778
4,618,100		Morris Plains, NJ, 2.75% BANs, 7/28/2005	4,634,985
7,135,000		New Jersey EDA, (Series 1998) Weekly VRDNs (Job Haines Home)/ (PNC Bank, N.A. LOC)	7,135,000
3,000,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC)	3,000,000
2,000,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Diocese of Metuchen)/(Fleet National Bank LOC)	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		New Jersey--continued
$5,000,000		New Jersey EDA, (Series 2002B) Weekly VRDNs (Presbyterian Homes Assisted Living Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	$5,000,000
2,350,000		New Jersey EDA, Winchester Gardens at Ward Homestead (Series 2004) Weekly VRDNs (Marcus L. Ward Home)/(Valley National Bank, Passaic, NJ LOC)	2,350,000
3,000,000		New Jersey State Educational Facilities Authority, (2000 Series D) Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	3,000,000
4,000,000		New Jersey State Educational Facilities Authority, (2003 Series A) Weekly VRDNs (Centenary College)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	4,000,000
7,500,000	[1]	New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 1998-54) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	7,500,000
15,000,000	[1]	New Jersey State, (Series 2004 FR/RI-L56J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	15,000,000
7,495,000	[1]	New Jersey Turnpike Authority, (PA-824R) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	7,495,000
2,500,000	[1]	Newark, NJ Housing Authority, (PA-1268) Weekly VRDNs (Port Authority-Port Newark Marine Terminal)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	2,500,000
2,716,600		Union Beach, NJ, 2.75% BANs, 7/14/2005	2,724,432
4,886,000		Union City, NJ, 3.00% BANs, 5/18/2005	4,894,041
7,021,000		Wood-Ridge, NJ Board of Education, 3.00% BANs, 7/15/2005	7,038,129
		TOTAL	140,569,896
		New Mexico--1.9%
2,000,000		Albuquerque, NM, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/ (Wells Fargo Bank Minnesota N.A. LOC)	2,000,000
19,500,000		New Mexico Mortgage Finance Authority, (Series 2005), 2.72% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 3/1/2006	19,500,000
9,784,806		New Mexico Mortgage Finance Authority, 2.72% TOBs (AIG Funding, Inc.), Mandatory Tender 9/23/2005	9,784,806
19,995,000	[1]	New Mexico State Finance Authority Transportation Revenue, (Series 2004-211) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ)	19,995,000
		TOTAL	51,279,806
		New York--6.0%
2,605,000	[1]	ABN AMRO MuniTOPS Certificates Trust (New York Non-AMT) (Series 1999-2) Weekly VRDNs (Metropolitan Transportation Authority, NY)/ (FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	2,605,000
1,990,000		Albany, NY IDA, (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs (Albany Local Development Corp.)/(Key Bank, N.A. LOC)	1,990,000
4,000,000		Amityville, NY Union Free School District, 3.00% TANs, 6/29/2005	4,013,634
2,375,480		Guilderland, NY CSD, 2.75% BANs, 7/7/2005	2,381,804
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		New York--continued
$10,000,000		Hilton, NY CSD, 2.75% BANs, 6/23/2005	$10,012,213
4,000,000		Jericho, NY Union Free School District, 2.75% TANs, 6/24/2005	4,005,682
10,000,000		Johnson City, NY CSD, 3.00% BANs, 6/17/2005	10,025,906
1,500,000		Long Island Power Authority, NY, (Series 2003D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	1,500,000
3,900,000	[1]	Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,900,000
1,910,000		Monroe County, NY IDA, (Series 2002A) Weekly VRDNs (Monroe Community College Association, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,910,000
4,500,000		New York City Trust For Cultural Resources, (Series 2000) Weekly VRDNs (Manhattan School of Music)/(Radian Asset Assurance INS)/(Wachovia Bank N.A. LIQ)	4,500,000
1,000,000		New York City, NY Housing Development Corp., (Series 2004 A) Weekly VRDNs (West 61st Street Associates LLC)/(HSBC Bank USA LOC)	1,000,000
50,000,000		New York City, NY Municipal Water Finance Authority, (Series 6), 2.13% CP, Mandatory Tender 7/14/2005	50,000,000
2,500,000		New York City, NY Transitional Finance Authority, (1999 Subseries A-2) Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ)	2,500,000
9,460,000	[1]	New York City, NY Transitional Finance Authority, MERLOTS (Series 2002-A40) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	9,460,000
380,000		New York City, NY, (1995 Series F-4) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	380,000
4,000,000		New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Park Ridge Hospital, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	4,000,000
2,500,000		New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Pratt Institute)/(Radian Asset Assurance INS)/(Citibank N.A., New York LIQ)	2,500,000
1,000,000	[1]	New York State Dormitory Authority, MERLOTS (Series 2001-A30) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	1,000,000
9,900,000	[1]	New York State Dormitory Authority, MERLOTS (Series 2002-A56), 1.45% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 4/27/2005	9,900,000
9,800,000		Newark Valley, NY CSD, (Series 2004B), 2.50% BANs, 8/26/2005	9,804,873
5,027,000		Salina, NY, 3.00% BANs, 7/15/2005	5,044,035
2,805,665		Saranac, NY CSD, 2.75% BANs, 6/30/2005	2,809,169
2,500,000	[1]	Tobacco Settlement Financing Corp., NY, (PA-1156) Weekly VRDNs (New York State)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,500,000
3,000,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000A) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	3,000,000
3,070,000		Victor, NY, (Village), 2.00% BANs, 4/22/2005	3,070,530
8,479,000		Waterloo, NY CSD, 3.00% BANs, 6/20/2005	8,493,111
		TOTAL	162,305,957
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		North Carolina--2.3%
$2,500,000		Mecklenburg County, NC, (Series 2004B) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	$2,500,000
5,940,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	5,940,000
960,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Mars Hill College)/(Branch Banking & Trust Co., Winston-Salem LOC)	960,000
3,100,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wachovia Bank N.A. LOC)	3,100,000
610,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC)	610,000
4,900,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC)	4,900,000
4,700,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co., Winston-Salem LOC)	4,700,000
1,535,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (Catawba College)/(Wachovia Bank N.A. LOC)	1,535,000
2,350,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Greensboro Montessory School)/(Wachovia Bank N.A. LOC)	2,350,000
6,740,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wachovia Bank N.A. LOC)	6,740,000
975,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	975,000
1,000,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)	1,000,000
8,500,000		North Carolina Medical Care Commission, (Series 2003C) Weekly VRDNs (Givens Estates)/(Bank of Scotland, Edinburgh LOC)	8,500,000
4,000,000		North Carolina Medical Care Commission, (Series 2005B) Weekly VRDNs (United Methodist Retirement Homes)/(Branch Banking & Trust Co., Winston-Salem LOC)	4,000,000
4,985,000	[1]	North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	4,985,000
10,995,000	[1]	North Carolina State, (PT-413), 1.35% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/21/2005	10,995,000
		TOTAL	63,790,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Ohio--3.1%
$9,630,000	[1]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT) (Series 2002-6) Weekly VRDNs (Monroe, OH Local School District)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$9,630,000
5,405,000		Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris Trust & Savings Bank, Chicago LIQ)	5,405,000
8,000,000	[1]	Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ)	8,000,000
4,215,000		Cuyahoga County, OH Health Care Facilities, (Series 2001) Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC)	4,215,000
8,000,000		Cuyahoga Falls, OH, 3.00% BANs, 12/15/2005	8,041,450
2,500,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco Corp.)/(Fleet National Bank LOC)	2,500,000
1,500,000		Hamilton County, OH Hospital Facilities Authority, Series B Revenue Bonds Weekly VRDNs (Health Alliance of Greater Cincinnati)/(MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ)	1,500,000
6,795,000		Hamilton County, OH, (Series 2001A) Weekly VRDNs (MLB Hilltop Health Facilities, Inc.)/(FirstMerit Bank, N.A. LOC)	6,795,000
5,000,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Bank of New York and Citizens Bank of Pennsylvania LOCs)	5,000,000
13,565,000		Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC)	13,565,000
2,930,000		Ohio State Higher Educational Facilities Commission Weekly VRDNs (Wilberforce College)/(Fifth Third Bank, Cincinnati LOC)	2,930,000
9,995,000	[1]	Ohio State Turnpike Commission, Class A Certificates (Series 2002-200) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ)	9,995,000
6,600,000	[1]	Ohio State Turnpike Commission, Morgan Stanley Floater Certificates (Series 1998-71) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	6,600,000
1,105,000		Ohio State University, (Series 1999 B2) Weekly VRDNs	1,105,000
		TOTAL	85,281,450
		Oregon--0.4%
10,000,000	[1]	Oregon State, TANs (Series 2004 FR/RI-L73J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	10,000,000
		Pennsylvania--0.8%
7,000,000		Erie, PA City School District, 2.75% TRANs, 6/30/2005	7,016,444
2,000,000		Montgomery County, PA IDA Weekly VRDNs (Plymouth Woods)/ (PNC Bank, N.A. LOC)	2,000,000
700,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC)	700,000
11,780,000		Pennsylvania State Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Holy Family University)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	11,780,000
		TOTAL	21,496,444
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Puerto Rico--0.4%
$9,900,000	[1]	Puerto Rico Public Finance Corp., (Series 2004 FR/RI-L37J) Weekly VRDNs (AMBAC INS)/(Lehman Brothers Holdings, Inc. LIQ)	$9,900,000
		South Carolina--1.0%
7,490,000	[1]	Greer, SC Combined Utility System, MERLOTS (Series 2002 A-30) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	7,490,000
8,235,000	[1]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	8,235,000
11,010,000	[1]	Piedmont Municipal Power Agency, SC, MERLOTS (Series 2000 A5), 2.11% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	11,010,000
		TOTAL	26,735,000
		South Dakota--0.1%
3,280,000	[1]	South Dakota Housing Development Authority, MERLOTS (Series 2001 A32), 2.11% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	3,280,000
		Tennessee--1.2%
25,075,000		Memphis, TN Health, Educational and Housing Facility Board, (Series 2004) Weekly VRDNs (Watergrove Apartments)/(FHLMC LOC)	25,075,000
590,000		Montgomery County, TN Public Building Authority, Pooled Financing Revenue Bonds (Series 1996) Weekly VRDNs (Montgomery County Loan)/(Bank of America N.A. LOC)	590,000
4,995,000	[1]	Shelby County, TN Health Education & Housing Facilities Board, PUTTERs (Series 254) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)/ (J.P. Morgan Chase Bank, N.A. LOC)	4,995,000
100,000		Washington County, TN IDB, (Series 1996) Weekly VRDNs (Springbrook Properties)/(SunTrust Bank LOC)	100,000
2,750,000		Williamson County, TN, (Series 2000) Weekly VRDNs (Brentwood Academy)/(Amsouth Bank N.A., Birmingham, AL LOC)	2,750,000
		TOTAL	33,510,000
		Texas--11.4%
10,000,000	[1]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 1998-24) Weekly VRDNs (Barbers Hill, TX Independent School District)/(Texas Permanent School Fund Guarantee Program GTD)/ (ABN AMRO Bank NV, Amsterdam LIQ)	10,000,000
2,780,000	[1]	Austin, TX Electric Utility System, (PT-1699) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,780,000
6,620,000	[1]	Austin, TX Water and Wastewater System, MERLOTS (Series 2002-A1) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	6,620,000
18,245,000	[1]	Austin, TX, MERLOTS (Series 2000 A3), 2.11% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	18,245,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Texas--continued
$8,000,000		Brazoria County, TX HFDC, (Series 1999) Weekly VRDNs (Brazosport Memorial Hospital)/(J.P. Morgan Chase Bank, N.A. LOC)	$8,000,000
900,000		Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)	900,000
7,290,000	[1]	Duncanville, TX Independent School District, (Series 2003 SGA 149) Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/ (Societe Generale, Paris LIQ)	7,290,000
10,000,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993) Daily VRDNs (BP Amoco Corp)	10,000,000
500,000		Harris County, TX HFDC, (Series 2002) Daily VRDNs (Methodist Hospital, Harris County, TX)	500,000
25,000,000		Harris County, TX HFDC, (Series 2005B), 2.07% TOBs (Methodist Hospital, Harris County, TX), Mandatory Tender 5/9/2005	25,000,000
6,200,000	[1]	Harris County, TX HFDC, Trust Receipts (Series 1999 FR/RI-A53) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	6,200,000
955,000		Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)	955,000
2,700,000		Houston, TX Higher Education Finance Corp., (Series 2000) Weekly VRDNs (Houston Baptist University Project)/(J.P. Morgan Chase Bank, N.A. LOC)	2,700,000
4,985,000	[1]	Houston, TX Housing Finance Corp., (PT-2101) Weekly VRDNs (Sweetwater Point Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	4,985,000
20,075,000	[1]	Houston, TX Water & Sewer System, Class A Certificates (Series 2002-187) Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	20,075,000
6,525,000	[1]	Houston, TX Water & Sewer System, Variable Certificates (Series 2002F) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	6,525,000
20,415,000	[1]	Lubbock County, TX Hospital District, Trust Receipts (Series 2002 FR/RI-F5) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	20,415,000
930,000		North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/(Bank of America N.A. LOC)	930,000
29,450,000	[1]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 1.75% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/20/2005	29,450,000
8,220,000	[1]	San Antonio, TX Electric & Gas System, (PT-1706) Weekly VRDNs (BNP Paribas SA LIQ)	8,220,000
3,100,000		Splendora, TX Higher Education Facilities Corp., (Series 2001) Weekly VRDNs (Oak Cliff Bible Fellowship)/(Bank of America N.A. LOC)	3,100,000
10,000,000		Texas Small Business IDC, (Series 1986) Weekly VRDNs (Texas Public Facilities Capital Access Program)/(KBC Bank NV LOC)	10,000,000
60,000,000		Texas State, (Series 2004), 3.00% TRANs, 8/31/2005	60,344,061
5,000,000	[1]	Texas State, TRANs (Series 2004 FR/RI-L60J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	5,000,000
43,500,000	[1]	Texas State, TRANs (Series 2004 FR/RI-L61J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	43,500,000
		TOTAL	311,734,061
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Utah--1.6%
$20,000,000		Emery County, UT, PCR (Series 1991) Weekly VRDNs (Pacificorp)/ (BNP Paribas SA LOC)	$20,000,000
20,250,000		Salt Lake County, UT, PCR Bonds (Series 1994B) Daily VRDNs (BP Amoco Corp)	20,250,000
2,600,000		Weber County, UT IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC)	2,600,000
		TOTAL	42,850,000
		Virginia--0.9%
880,000		Alexandria, VA IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC)	880,000
3,875,000		Alexandria, VA Redevelopment and Housing Authority, (Series 2001) Weekly VRDNs (Potomac West Apartments)/(SunTrust Bank LOC)	3,875,000
2,250,000		Fairfax County, VA EDA, (Series 2002) Weekly VRDNs (Wolf Trap Foundation for the Performing Arts)/(Bank of America N.A. LOC)	2,250,000
2,400,000		Fairfax County, VA EDA, (Series 2003) Weekly VRDNs (George Mason University Foundation, Inc.)/(SunTrust Bank LOC)	2,400,000
10,000,000	[1]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 1.70% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/8/2005	10,000,000
2,950,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health System)	2,950,000
1,710,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ)	1,710,000
		TOTAL	24,065,000
		Washington--2.6%
6,995,000	[1]	Energy Northwest, WA, (PT-734) Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ)	6,995,000
2,600,000		Everett, WA Weekly VRDNs (Bank of America N.A. LOC)	2,600,000
9,845,000	[1]	Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A42), 2.11% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	9,845,000
7,915,000	[1]	Seattle, WA Municipal Light & Power, (PT-760) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ)	7,915,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Washington--continued
$13,250,000		Tacoma, WA Housing Authority, (Series 2001: Sunset Apartments) Weekly VRDNs (South Hill Associates LP)/(FNMA LOC)	$13,250,000
19,300,000	[1]	Washington State, Class A Certificates (Series 2002-206) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ)	19,300,000
3,950,000	[1]	Washington State, (PT-1740) Weekly VRDNs (WestLB AG GTD LIQ)	3,950,000
7,320,000	[1]	Washington State, (PT-2095) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	7,320,000
		TOTAL	71,175,000
		West Virginia--1.0%
10,500,000		Grant County, WV County Commission, PCR (Series 1994), 2.00% CP (Virginia Electric & Power Co.), Mandatory Tender 4/1/2005	10,500,000
16,000,000		Grant County, WV County Commission, PCR (Series 1994), 2.05% CP (Virginia Electric & Power Co.), Mandatory Tender 4/8/2005	16,000,000
		TOTAL	26,500,000
		Wisconsin--2.0%
2,650,000		Combined Locks, WI, Revenue Refunding Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(Lasalle Bank, N.A. LOC)	2,650,000
23,000,000		Franklin, WI Community Development Authority, (Series 2002) Weekly VRDNs (Indian Community School of Milwaukee, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	23,000,000
4,000,000		Plymouth, WI Joint School District, 2.875% BANs, 8/1/2005	4,002,854
1,550,000		Superior, WI, (Series 1998) Weekly VRDNs (Partridge River Superior, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,550,000
18,000,000		Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ)	18,000,000
1,425,000		Wisconsin State HEFA, (Series 1997) Weekly VRDNs (16th Street Community Health Center, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	1,425,000
5,355,000		Wisconsin State HEFA, (Series 1997) Weekly VRDNs (Cedar Crest, Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC)	5,355,000
		TOTAL	55,982,854
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Wyoming--0.1%
$2,100,000		Sweetwater County, WY, PCR (Series 1994) Daily VRDNs (Pacificorp)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	$2,100,000
		TOTAL MUNICIPAL INVESTMENTS--99.2% (AT AMORTIZED COST) [2]	2,710,184,102
		OTHER ASSETS AND LIABILITIES - NET--0.8%	22,169,005
		TOTAL NET ASSETS--100%	$2,732,353,107

Securities that are subject to the federal alternative minimum tax (AMT) represent 10.5% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2005, these securities amounted to $1,226,308,085 which represents 44.9% of total net assets.

2 Also represents cost for federal tax purposes.

The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At March 31, 2005, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value (unaudited)

First Tier	Second Tier
97.9%	2.1%

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
CSD	--Central School District
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Offer Certificates
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2005

Assets:
Total investments in securities, at amortized cost and value		$2,710,184,102
Cash		145,784
Income receivable		12,151,830
Receivable for shares sold		29,222,302
TOTAL ASSETS		2,751,704,018
Liabilities:
Payable for investments purchased	$14,521,638
Payable for shares redeemed	3,275,896
Income distribution payable	1,045,669
Payable for Directors'/Trustees' fees	1,291
Payable for shareholder services fee (Note 5)	329,361
Accrued expenses	177,056
TOTAL LIABILITIES		19,350,911
Net assets for 2,732,421,943 shares outstanding		$2,732,353,107
Net Assets Consist of:
Paid-in capital		$2,732,372,975
Accumulated net realized loss on investments		(21,251)
Undistributed net investment income		1,383
TOTAL NET ASSETS		$2,732,353,107
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$2,511,672,379 ÷ 2,511,649,278 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$220,680,728 ÷ 220,772,665 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2005

Investment Income:
Interest			$40,865,952
Expenses:
Investment adviser fee (Note 5)		$13,535,485
Administrative personnel and services fee (Note 5)		2,171,561
Custodian fees		134,156
Transfer and dividend disbursing agent fees and expenses--Investment Shares (Note 5)		1,788,345
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)		16,532
Directors'/Trustees' fees		22,056
Auditing fees		16,645
Legal fees		8,797
Portfolio accounting fees		169,430
Shareholder services fee--Investment Shares (Note 5)		6,229,941
Shareholder services fee--Institutional Service Shares (Note 5)		537,801
Share registration costs		140,781
Printing and postage		85,933
Insurance premiums		45,341
Miscellaneous		9,114
TOTAL EXPENSES		24,911,918
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(1,677,292)
Waiver of administrative personnel and services fee	(108,753)
Waiver of transfer and dividend disbursing agent fees and expenses--Investment Shares	(9,402)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(776)
Waiver of shareholder services fee--Investment Shares	(2,491,976)
Waiver of shareholder services fee--Institutional Service Shares	(430,241)
Reimbursement of investment adviser fee	(164,211)
TOTAL WAIVERS AND REIMBURSEMENT		(4,882,651)
Net expenses			20,029,267
Net investment income			20,836,685
Net realized loss on investments			(19,387)
Change in net assets resulting from operations			$20,817,298

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,836,685	$11,210,872
Net realized gain (loss) on investments	(19,387)	5,779
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,817,298	11,216,651
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(18,836,532)	(9,319,598)
Institutional Service Shares	(1,998,406)	(1,893,297)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,834,938)	(11,212,895)
Share Transactions:
Proceeds from sale of shares	8,885,623,951	8,196,501,790
Net asset value of shares issued to shareholders in payment of distributions declared	18,688,190	9,906,135
Cost of shares redeemed	(8,842,902,914)	(8,150,881,836)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	61,409,227	55,526,089
Change in net assets	61,391,587	55,529,845
Net Assets:
Beginning of period	2,670,961,520	2,615,431,675
End of period (including undistributed (distributions in excess of) net investment income of $1,383 and $(364), respectively)	$2,732,353,107	$2,670,961,520

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2005

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Tax-Free Instruments Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes. The Fund offers two classes of shares: Investment Shares and Institutional Service Shares. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gain and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except each class bears certain expenses unique to that class such as transfer and dividend disbursing agent and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (Trustees). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At March 31, 2005, capital paid-in aggregated $2,732,372,975.

The following tables summarize share activity:

Year Ended March 31	2005	2004
Investment Shares:
Shares sold	8,221,576,916	7,379,863,966
Shares issued to shareholders in payment of distributions declared	17,952,293	9,319,598
Shares redeemed	(8,189,757,687)	(7,166,969,693)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	49,771,522	222,213,871

Year Ended March 31	2005	2004
Institutional Service Shares:
Shares sold	664,047,035	816,637,824
Shares issued to shareholders in payment of distributions declared	735,897	586,537
Shares redeemed	(653,145,227)	(983,912,143)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	11,637,705	(166,687,782)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	61,409,227	55,526,089

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2005 and 2004, was as follows:

	2005	2004
Tax-exempt income	$20,834,938	$11,212,895

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$1,047,051
Capital loss carryforward	$21,251

At March 31, 2005, the Fund had a capital loss carryforward of $21,251 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 1,866
2013	$19,385

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive and/or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Investment Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended March 31, 2005, FSSC did not retain any fees paid by the Fund.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type, and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $46,751, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended March 31, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,006,232,288 and $3,146,080,425, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. FEDERAL TAX INFORMATION (UNAUDITED)

At March 31, 2005, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF TAX-FREE INSTRUMENTS TRUST:

We have audited the accompanying statement of assets and liabilities of Tax-Free Instruments Trust (the "Fund", a portfolio of Money Market Obligations Trust), including the portfolio of investments, as of March 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Instruments Trust, a portfolio of Money Market Obligations Trust, at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
May 9, 2005

Board of Trustees and Fund Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp., and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist, and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary, and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations : Mary Jo Ochson has been the Fund's Portfolio Manager since December 1982. Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 1993 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak has been the Fund's Portfolio Manager since September 1991. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Tax-Free Instruments Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N187
Cusip 60934N195

8042604 (5/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment
Companies - Ethical Standards for Principal Executive and Financial
Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial
Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical
Standards for Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's
Audit Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit
Committee consists of the following Board members:  Thomas G. Bigley, John
T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most
recent fiscal years:

                  Fiscal year ended 2005 - $573,863

                  Fiscal year ended 2004 - $547,016

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $17,850

                  Fiscal year ended 2004 - $10,960

                  Transfer Agent Service Auditors Report

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X,
      $205,558 and $16,493 respectively.  Fiscal year ended 2005 -
      Attestation services relating to the review of fund share
      transactions, Transfer Agent Service Auditors report and Sarbanes
      Oxley sec. 302 procedures. Fiscal year ended 2004 - Design of
      Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent
fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $205,000 respectively.

      Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most
recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X,
      $20,060 and $129,373 respectively.  Fiscal year ended 2005 -
      Executive compensation analysis and discussions with auditor related to market timing and late trading activities.  Fiscal year ended
      2004 - Consultation regarding information requests by regulatory agencies, executive compensation analysis and analysis of
      distribution methods for money market funds.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit
Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its
responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the
Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the
Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the
Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of
Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other
Audit-related services must be specifically pre-approved by the Audit
Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the
Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues
                  paid by the registrant, the registrant's adviser (not
                  including any sub-adviser whose role is primarily
                  portfolio management and is subcontracted with or
                  overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with
                  the investment adviser that provides ongoing services to
                  the registrant to its accountant during the fiscal year
                  in which the services are provided;
(2)   Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser
                  whose role is primarily portfolio management and is
                  subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or
                  under common control with the investment adviser that
                  provides ongoing services to the registrant  at the time
                  of the engagement to be non-audit services; and
(3)   Such services are promptly brought to the attention of the Audit
                  Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one
                  or more members of the Audit Committee who are members
                  of the board of directors to whom authority to grant
                  such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.
Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d)
that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                  Fiscal year ended 2005 - $240,166

                  Fiscal year ended 2004 - $680,677

(h)         The registrant's Audit Committee has considered that the
provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of
Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule
30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule
30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue,Principal Executive Officer

Date        May 25, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        May 25, 2005